Fees Summary	Jun. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,403,000
Previously Paid Amount	0.00
Total Fee Amount	2,052.00
Total Offset Amount	0.00
Net Fee	2,052.00
Narrative - Max Aggregate Offering Price	$ 13,403,000
Final Prospectus	true